Income taxes - Provision (benefit) for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Foreign - US federal and state	$ 3,844	$ (984)	$ 2,151	$ (83)
Foreign - other and withholding	(1,642)	(902)	284	4,095
Total current provision for/(benefit from) income taxes	2,202	(1,886)	2,435	4,012
Deferred
Foreign - US federal and state	6,728	9,989	21,234	26,137
Foreign - other	2,628	1,624	(167)	1,766
Total deferred provision for/(benefit from) income taxes	9,356	11,613	21,067	27,903
Provision for/(benefit from) income taxes	$ 11,558	$ 9,727	$ 23,502	$ 31,915